Janus Henderson Venture Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.1%
Aerospace & Defense – 0.6%
Loar Holdings Inc*,#	371,526	$19,843,204
Auto Components – 0.1%
Quantumscape Corp*,#	480,423	2,363,681
Automobiles – 0.3%
Thor Industries Inc	110,957	10,368,932
Banks – 1.1%
Bancorp Inc/The*	867,030	32,739,053
Biotechnology – 9.6%
89bio Inc*	617,450	4,945,775
Amicus Therapeutics Inc*	937,366	9,298,671
Arcellx Inc*	146,945	8,109,895
Ascendis Pharma A/S (ADR)*	155,350	21,186,633
Biohaven Ltd*	467,045	16,211,132
Bridgebio Pharma Inc*	392,098	9,931,842
Crinetics Pharmaceuticals Inc*	181,802	8,142,912
Halozyme Therapeutics Inc*	345,630	18,097,187
IDEAYA Biosciences Inc*	440,193	15,455,176
Insmed Inc*	378,721	25,374,307
Madrigal Pharmaceuticals Inc*	126,120	35,333,779
Mirum Pharmaceuticals Inc*	481,549	16,464,160
Neurocrine Biosciences Inc*	66,609	9,170,061
PTC Therapeutics Inc*	322,781	9,870,643
Revolution Medicines Inc*	437,814	16,991,561
Rocket Pharmaceuticals Inc*	218,076	4,695,176
Sarepta Therapeutics Inc*	80,803	12,766,874
Soleno Therapeutics Inc*	210,392	8,583,994
Vaxcyte Inc*	590,599	44,596,130
		295,225,908
Building Products – 3.5%
CSW Industrials Inc	158,832	42,139,718
Janus International Group Inc*	2,753,510	34,776,831
Zurn Water Solutions Corp	1,082,805	31,834,467
		108,751,016
Capital Markets – 2.0%
Assetmark Financial Holdings Inc*	398,797	13,778,436
LPL Financial Holdings Inc	168,687	47,114,279
		60,892,715
Chemicals – 3.0%
Innospec Inc	236,204	29,192,452
Perimeter Solutions SA*	2,525,348	19,773,475
Sensient Technologies Corp	607,494	45,069,980
		94,035,907
Commercial Services & Supplies – 3.8%
Brady Corp	184,942	12,209,871
CECO Environmental Corp*	590,849	17,045,994
Montrose Environmental Group Inc*	437,823	19,509,393
MSA Safety Inc	82,513	15,486,865
Rentokil Initial PLC (ADR)#	1,823,861	54,077,478
		118,329,601
Diversified Consumer Services – 2.0%
Stride Inc*	897,580	63,279,390
Diversified Financial Services – 6.3%
AvidXchange Holdings Inc*	2,177,088	26,255,681
Euronet Worldwide Inc*	359,902	37,249,857
Payfare Inc*,£	3,126,955	13,784,296
Repay Holdings Corp*	2,730,048	28,829,307
Shift4 Payments Inc - Class A*,#	515,374	37,802,683
Walker & Dunlop Inc	179,484	17,625,329
WEX Inc*	190,604	33,763,593
		195,310,746
Diversified Telecommunication Services – 0.3%
AST SpaceMobile Inc*	900,895	10,459,391
Electrical Equipment – 1.1%
EnerSys	326,419	33,790,895

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 4.1%
Bel Fuse Inc - Class B	208,807	$13,622,569
Cognex Corp	300,023	14,029,075
Napco Security Technologies Inc	753,157	39,126,506
Novanta Inc*	105,932	17,278,569
OSI Systems Inc*	301,283	41,432,438
		125,489,157
Energy Equipment & Services – 0.7%
Weatherford International PLC*	166,705	20,413,027
Entertainment – 1.7%
Atlanta Braves Holdings Inc - Class C*	715,598	28,223,185
Manchester United PLC*,#	456,310	7,364,843
Vivid Seats Inc - Class A*	2,707,702	15,569,287
		51,157,315
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	99,617	38,009,863
Health Care Equipment & Supplies – 7.2%
Alphatec Holdings Inc*	969,612	10,132,445
Glaukos Corp*	383,350	45,369,473
Globus Medical Inc*	735,152	50,350,560
ICU Medical Inc*	229,683	27,274,856
Lantheus Holdings Inc*	411,035	33,002,000
Neogen Corp*	855,768	13,375,654
Paragon 28 Inc*	1,114,038	7,620,020
STERIS PLC	105,668	23,198,353
Tandem Diabetes Care Inc*	279,814	11,273,706
		221,597,067
Health Care Providers & Services – 1.4%
HealthEquity Inc*	289,758	24,977,140
NeoGenomics Inc*	1,310,927	18,182,557
		43,159,697
Health Care Technology – 0.5%
Doximity Inc - Class A*	576,619	16,128,033
Hotels, Restaurants & Leisure – 1.6%
Aramark	727,961	24,765,233
Monarch Casino & Resort Inc	362,661	24,708,094
		49,473,327
Household Durables – 0.4%
Lovesac Co*	549,162	12,400,078
Insurance – 1.3%
BRP Group Inc - Class A*	486,175	17,244,627
RLI Corp	163,743	23,037,003
		40,281,630
Interactive Media & Services – 0.9%
Ziff Davis Inc*	510,352	28,094,878
Life Sciences Tools & Services – 2.7%
Bio-Techne Corp	271,844	19,477,623
Gerresheimer AG	201,449	21,632,374
ICON PLC*	77,635	24,336,243
OmniAb Inc*	2,159,960	8,099,850
OmniAb Inc - 12.5 Earnout*	104,942	349,205
OmniAb Inc - 15 Earnout*	104,942	334,880
Sotera Health Co*	747,740	8,875,674
		83,105,849
Machinery – 7.0%
Alamo Group Inc	148,654	25,717,142
ATS Corp*	1,099,985	35,599,339
EnPro Industries Inc	148,293	21,587,012
Gates Industrial Corp PLC*	1,757,322	27,783,261
ITT Inc	245,601	31,726,737
Kornit Digital Ltd*	697,341	10,209,072
Nordson Corp	58,337	13,530,684
SPX Technologies Inc*	342,207	48,641,303
		214,794,550
Media – 0.2%
Ibotta Inc - Class A*	82,631	6,210,546
Metals & Mining – 1.3%
Constellium SE*	2,180,397	41,100,483

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.3%
California Resources Corp	237,460	$12,637,621
Magnolia Oil & Gas Corp	1,065,317	26,995,133
		39,632,754
Personal Products – 1.5%
BellRing Brands Inc*	544,329	31,102,959
Oddity Tech Ltd - Class A*	395,451	15,525,406
		46,628,365
Pharmaceuticals – 1.6%
Avadel Pharmaceuticals PLC*	1,166,618	16,402,649
Edgewise Therapeutics Inc*	188,255	3,390,473
Ligand Pharmaceuticals Inc*	286,411	24,132,991
Structure Therapeutics Inc (ADR)*	136,667	5,366,913
		49,293,026
Professional Services – 9.8%
Alight Inc - Class A*	4,382,164	32,340,370
Asure Software Inc*,£	1,614,458	13,561,447
Broadridge Financial Solutions Inc	251,609	49,566,973
CACI International Inc - Class A*	50,183	21,585,214
Clarivate Analytics PLC*	4,084,327	23,239,821
CRA International Inc	170,640	29,387,621
Innodata Inc*,#	1,186,607	17,597,382
Paylocity Holding Corp*	212,172	27,974,878
SS&C Technologies Holdings Inc	939,411	58,872,887
UL Solutions Inc - Class A	151,144	6,376,765
WNS Holdings Ltd*	418,976	21,996,240
		302,499,598
Real Estate Management & Development – 0.5%
FirstService Corp	102,677	15,644,895
Road & Rail – 0.5%
AMERCO Series N	266,435	15,991,429
Semiconductor & Semiconductor Equipment – 3.5%
Camtek Ltd	191,035	23,925,223
MACOM Technology Solutions Holdings Inc*	299,514	33,386,826
ON Semiconductor Corp*	455,735	31,240,634
PDF Solutions Inc*	509,511	18,536,010
		107,088,693
Software – 9.5%
Altair Engineering Inc*	300,411	29,464,311
Blackbaud Inc*	660,549	50,314,017
Computer Modelling Group Ltd	1,162,696	11,211,317
Consensus Cloud Solutions Inc*	590,574	10,146,061
Descartes Systems Group Inc/The*	586,444	56,826,634
Enfusion Inc - Class A*	1,497,886	12,761,989
Envestnet Inc*	341,944	21,402,275
Nice Ltd (ADR)*	216,096	37,162,029
Tyler Technologies Inc*	75,067	37,742,186
Vertex Inc - Class A*	717,720	25,873,806
		292,904,625
Specialty Retail – 2.3%
Valvoline Inc*	946,460	40,887,072
Williams-Sonoma Inc	101,327	28,611,705
		69,498,777
Trading Companies & Distributors – 1.7%
Core & Main Inc - Class A*	916,589	44,857,866
Xometry Inc - Class A*	610,126	7,053,056
		51,910,922
Total Common Stocks (cost $1,898,093,455)		3,027,899,023
Private Placements – 0.7%
Biotechnology – 0.2%
Claris Biotherapeutics Inc - Series A-3*,¢,§	5,023,916	4,811,555
Professional Services – 0.3%
Apartment List Inc*,¢,§	2,431,401	8,120,879
IntelyCare Inc*,¢,§	384,276	2,249,513
		10,370,392

	Shares or Principal Amounts	Value
Private Placements – (continued)
Software – 0.2%
Loadsmart Inc - Series A*,¢,§	140,312	$1,723,593
Loadsmart Inc - Series D*,¢,§	399,891	4,912,261
		6,635,854
Total Private Placements (cost $33,770,090)		21,817,801
Warrants – 0%
Chemicals – 0%
Perimeter Solutions SA, expires 11/8/24* (cost $13,929)	1,392,883	1,254
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $39,835,343)	39,827,377	39,835,343
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	15,172,620	15,172,620
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$3,608,880	3,608,880
Total Investments Purchased with Cash Collateral from Securities Lending (cost $18,781,500)		18,781,500
Total Investments (total cost $1,990,494,317) – 100.7%		3,108,334,921
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(20,629,228)
Net Assets – 100%		$3,087,705,693

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,696,752,416	86.7%
Canada	133,066,481	4.3
Israel	86,821,730	2.8
United Kingdom	61,442,321	2.0
Netherlands	41,100,483	1.3
Ireland	24,336,243	0.8
India	21,996,240	0.7
Germany	21,632,374	0.7
Denmark	21,186,633	0.7
Total	$3,108,334,921	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Common Stocks - 0.8%
Diversified Financial Services - 0.4%
Payfare Inc*
	$12,615,669	$-	$(203,821)	$(206,770)	$1,579,218	$13,784,296	3,126,955	$-
Professional Services - 0.4%
Asure Software Inc*
	6,045,668	9,408,028	-	-	(1,892,249)	13,561,447	1,614,458	-
Software - N/A
CoreCard Corp*
	9,547,040	-	(6,813,543)	(12,546,790)	9,813,293	-	-	-
Total Common Stocks - 0.8%
	$28,208,377	$9,408,028	$(7,017,364)	$(12,753,560)	$9,500,262	$27,345,743	4,741,413	$-
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	33,361,965	345,597,124	(339,120,411)	-	(3,335)	39,835,343	39,827,377	1,229,109

Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	$18,276,040	$154,165,424	$(157,268,844)	$-	$-	$15,172,620	15,172,620	$196,432 ∆
Total Affiliated Investments - 2.6%
	$79,846,382	$509,170,576	$(503,406,619)	$(12,753,560)	$9,496,927	$82,353,706	59,741,410	$1,425,541

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	7/18/24	18,886,000	$(23,679,682)	$192,713
Euro	7/18/24	(1,522,000)	1,643,465	12,308
				205,021
Barclays Capital, Inc.:
British Pound	7/18/24	6,378,100	(8,005,090)	56,994
British Pound	7/18/24	1,358,000	(1,728,061)	(11,514)
British Pound	7/18/24	(1,400,000)	1,786,542	16,906
Canadian Dollar	7/18/24	(10,056,900)	7,354,948	(189)
Euro	7/18/24	506,000	(539,823)	2,467
Euro	7/18/24	424,000	(458,187)	(3,778)
Euro	7/18/24	(1,437,500)	1,555,964	15,367
Euro	7/18/24	(431,000)	461,522	(389)
				75,864
Citibank, National Association:
British Pound	7/18/24	4,113,000	(5,131,967)	66,972
British Pound	7/18/24	(6,561,000)	8,368,394	75,119
British Pound	7/18/24	(30,417,800)	38,133,050	(315,840)
Canadian Dollar	7/18/24	(55,708,900)	40,727,274	(15,561)
Euro	7/18/24	(1,184,000)	1,282,600	13,684
				(175,626)
Goldman Sachs & Co. LLC:
British Pound	7/18/24	1,370,000	(1,724,116)	7,599
British Pound	7/18/24	(863,000)	1,081,829	(9,025)
Canadian Dollar	7/18/24	3,365,000	(2,460,977)	23
Euro	7/18/24	1,240,000	(1,343,024)	(14,092)
Euro	7/18/24	(1,597,000)	1,719,176	7,640
				(7,855)
HSBC Securities (USA), Inc.:
British Pound	7/18/24	(16,424,900)	20,599,305	(162,196)
Canadian Dollar	7/18/24	(22,101,700)	16,169,392	5,262
Euro	7/18/24	438,000	(468,491)	923
Euro	7/18/24	(1,120,000)	1,207,395	7,069
				(148,942)
JPMorgan Chase Bank, National Association:
British Pound	7/18/24	(14,140,800)	17,717,649	(156,690)
Canadian Dollar	7/18/24	(37,220,500)	27,205,230	(16,070)
Euro	7/18/24	801,000	(863,881)	(5,434)
Euro	7/18/24	(4,162,000)	4,491,263	30,767
Euro	7/18/24	(437,000)	467,807	(535)
				(147,962)
Morgan Stanley & Co. International PLC:
British Pound	7/18/24	9,728,000	(12,184,677)	111,769
British Pound	7/18/24	1,446,000	(1,841,205)	(13,423)
British Pound	7/18/24	(1,462,000)	1,847,665	(341)
Canadian Dollar	7/18/24	9,567,000	(6,965,426)	31,422

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	7/18/24	5,988,000	$(4,395,632)	$(16,294)
Canadian Dollar	7/18/24	(4,504,000)	3,305,938	11,927
Euro	7/18/24	1,178,000	(1,270,817)	(8,331)
Euro	7/18/24	(3,883,000)	4,185,486	23,999
				140,728
State Street Bank and Trust Company:
British Pound	7/18/24	2,046,000	(2,592,211)	(6,014)
British Pound	7/18/24	(20,792,000)	26,060,797	(220,832)
Canadian Dollar	7/18/24	(22,859,500)	16,693,757	(24,592)
Euro	7/18/24	(4,058,000)	4,372,454	23,417
				(228,021)
Total				$(286,793)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$61,964,152
Average amounts sold - in USD	239,450,551

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $21,817,801, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$8,881,908	$8,120,879	0.2%
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	4,811,555	0.2
IntelyCare Inc	3/29/22	9,412,879	2,249,513	0.1
Loadsmart Inc - Series A	1/4/22	2,665,928	1,723,593	0.0
Loadsmart Inc - Series D	1/4/22	7,997,820	4,912,261	0.2
Total		$33,770,090	$21,817,801	0.7%
The Fund has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Diversified Financial Services	$181,526,450	$13,784,296	$-
Life Sciences Tools & Services	60,789,390	22,316,459	-
All Other	2,749,482,428	-	-
Private Placements	-	-	21,817,801
Warrants	1,254	-	-
Investment Companies	-	39,835,343	-
Investments Purchased with Cash Collateral from Securities Lending	-	18,781,500	-
Total Investments in Securities	$2,991,799,522	$94,717,598	$21,817,801
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	714,347	-
Total Assets	$2,991,799,522	$95,431,945	$21,817,801
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,001,140	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.
The Fund did not hold a significant amount of Level 3 securities as of June 30, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70253 08-24